October 16, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Gabelli ETFs Trust (File Nos. 811-23568 and 333-238109)

Ladies and Gentlemen:

On behalf of Gabelli ETFs Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 23 and, under the Investment Company Act of 1940, as amended, Amendment No. 25 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) with respect to the Gabelli Growth Innovators ETF, Gabelli Love Our Planet & People ETF, Gabelli Automation ETF and Gabelli Commercial Aerospace and Defense ETF. The Amendment reflects a change in each Fund’s structure from a semi-transparent ETF to a transparent ETF.

The Amendment also reflects a change in the name of the Gabelli Automation ETF to the Gabelli Global Technology Leaders ETF and includes related investment strategy changes to reflect the Fund’s strategy to invest in technology companies. Changes have also been made to the Automation Fund’s fundamental investment policies, which were approved via written consent of a majority shareholder. An Information Statement describing these changes will be filed with the SEC and subsequently delivered to shareholders.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall
On behalf of Practus, LLP

KAREN A. ASPINALL  ●  PARTNER

11300 Tomahawk Creek Pkwy  ●  Ste. 310  ●  Leawood, KS 66211  ●  p: 949.629.3928
Practus, LLP  ●  Karen.Aspinall@Practus.com  ●  Practus.com